Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Accounts Receivable, Net and Notes Receivable [Abstract]
Schedule of accounts receivable, net
	September 30,	December 31,
	2013	2012
	(Unaudited)
Accounts receivable	$387,025	$356,148
Less: Reserve for future chargebacks	(39,724)	(36,129)
Total accounts receivable, net	$347,301	$320,019

	December 31, 2013	December 31, 2012
Accounts receivable	$423,220	$356,148
Less: Reserve for future chargebacks	(37,850)	(36,129)
Total accounts receivable, net	$385,370	$320,019